Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 25, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 2,133
2025	2,135
2026	2,123
2027	13,093
2028	475
Thereafter	4,354
Total	$ 24,313